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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD  MUNICIPAL BOND FUND, INC.

2.       Name of each series or class of funds for which this notice is filed:

         Money Market  Portfolio
         Short-Term Portfolio
         Limited -Term Portfolio
         Intermediate-Term Portfolio
         Long-Term Portfolio
         Insured Long-Term Portfolio
         High-Yield Portfolio

3.       Investment Company Act File Number:       811-2687

         Securities Act File Number:               2-57689

4.       Last day of fiscal year for which this notice is filed:   8/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                        /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sales price of securities sold during the fiscal year:

         5,644,284,029 Shares
         $9,943,377,236 Aggregate Sales Price
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10.      Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         5,644,284,029 Shares
         $9,943,377,236 Aggregate Sales Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         N/A

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                                       $9,943,377,236

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                           +       N/A

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                             -   9,805,936,969

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                  +         N/A

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line (iii), plus line (iv)] (if applicable):                      $     137,440,267

         (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                            x 1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                      $       47,393.20
                                                                                               ----------------

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                        /  /

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         October 26, 1995

                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:

         By (Signature and Title) /s/ RAYMOND J. KLAPINSKY
                                 --------------------------------------------
                                 Raymond J. Klapinsky, Secretary


         Date    October 27, 1995
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"EXHIBIT B"




October 27, 1995



Vanguard Municipal Bond Fund, Inc.
1300 Morris Drive, P.O. Box 876
Valley Forge, PA 19482

Gentlemen:

Vanguard Municipal Bond Fund, Inc. (the "Fund") was originally organized as a Maryland corporation on October 15, 1976. On January 3, 1984, the Fund was reorganized into a Pennsylvania business trust. The Fund was reorganized again into a Maryland corporation on December 31, 1988. I have acted as counsel to the Fund since its initial registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's: (1) Articles of Inorporation, as amended and restated, governing its present status as a Maryland corporation; (2) Declaration of Trust dated July 20, 1983, and amendments thereto; which were in effect during the time the Fund was organized as a Pennsylvania business trust;
(3) its by-laws currently in effect and its by-laws in effect while organized as a business trust; (4) minutes of the meeting of shareholders and Directors (Trustees); (5) Notification of Registration on Form N-8A under the 1940 Act;
(6) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act and all amendments thereto; and (7) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.
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The Fund is authorized to issue 7,300,000,000 shares of its common stock with a
$.001 par value. The Board of Directors of the Fund has the power to designate one or more classes ("Portfolio") of shares of common stock and to classify or reclassify any unissued shares with respect to such Portfolios. During the fiscal year ended August 31, 1995, (the end of the Fund's fiscal year), the Fund had issued and outstanding approximately 92,488,704 shares of the Short-Term Portfolio, approximately 414,551,001 shares of the Intermediate-Term Portfolio, approximately 159,696,672 shares of the Insured Long-Term Portfolio, approximately 98,691,426 shares of the Long-Term Portfolio, approximately 4,166,374,427 shares of the Money Market Portfolio, and approximately 155,810,389 shares of the Limited-Term Portfolio.

My examination also disclosed the following information:

1. On September 1, 1994, (the beginning of the Fund's fiscal year), the Fund did not have any securities registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act.

2. During the fiscal year ended August 31, 1995, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended August 31, 1995, the Fund sold a combined total of 5,644,284,029 shaes of its seven Portfolio, having a total aggregate sales price of $9,943,377,236 in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act.

4. During the fiscal year ended August 31, 1995, the Fund's Portfolios redeemed a combined total of 5,631,545,228 shares, having a total aggregate redemption price of $9,805,936,969.

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Fund during the fiscal year.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and subsisting corporation of the State of Maryland, authorized to issue 7,300,000,000 shares of its common stock, with a $1.00 par value. the Board of Directors has the power to designate one or more classes ("Portfolio") of shares of common stock and to classify and reclassify any unissued shares with respect to such Portfolios.
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2.              The proposed registration of the combined total of
5,644,284,029 shares of common stock sold by the Fund during the fiscal year ended August 31, 1995, pursuant to Rule 24f-2 of the 1940 Act is proper, and that such shares, which were issued for a consideration deemed by the Board of Directors to be consistent with the Fund's Articles of Incorporation, were lawfully issued, fully paid, and non-assessable; and

3. The holders of such shares have all the rights provided with respect to such holdings by the Articles of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,

BY:   (Raymond J. Klapinsky)
      Counsel

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